S000097968 [Member] Investment Strategy - Man Active Emerging Markets Equity ETF	Dec. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Risk/Return Summary: Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-related securities of emerging market issuers. Equity and equity-related securities include exchange-traded and over‑the‑counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts, trust certificates, partnership interests and shares of other investment companies (including other exchange-traded funds (“ETFs”)). The Fund may also invest in real estate investment trusts (“REITs”). The Fund generally considers emerging market countries to be those countries represented in the MSCI Emerging Markets Index (the “Index”). The Fund is non‑diversified, which means that it may invest a greater percentage of its assets than a diversified ETF in the securities of a limited number of issuers.
The Fund may invest in companies of any size. While the Fund will generally invest in countries represented in the Index, it is not limited to such countries and may invest in countries and security types that are not included in the Index. In constructing the Fund’s portfolio of securities, Numeric Investors LLC (the “Sub‑Adviser”) is not constrained by sector or industry weights in the Fund’s Index. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Fund does not intend to track the Index, rather the Fund seeks to outperform the Index over a full market cycle of three to five years.
The Fund is actively managed. The Sub‑Adviser will use its proprietary quantitative models to select securities for purchase and sale. The Sub‑Adviser will take long and short positions in issuers in emerging market countries that, according to its analysis, represent an opportunity for long-term gains. In seeking long-term value, the Sub‑Adviser considers an issuer’s growth potential, earnings quality, business risk, valuation, investor insight and industry dynamics, among other attributes. Although the Sub‑Adviser utilizes its models extensively, it also relies on discretionary input from the portfolio management team in managing the Fund’s portfolio.
The Fund may take both physical and synthetic long and short positions in a variety of equity, fixed income and derivative instruments. Derivatives in which the Fund may use include futures and forwards, including equity index futures and foreign currency forwards; swaps including currency swaps; and options including currency options. Derivatives may be used to enhance investment returns, obtain efficient market exposure and/or to reduce risk. The Fund may also invest in fixed-income securities for cash management purposes.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-related securities of emerging market issuers.